Convertible Note Payable (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Debt amortization	$ 195,173	$ 37,525	$ 166,275	$ 10,879
Debt discounts	335,470		318,048	82,500
Beneficial conversion feature of convertible note	274,220		297,011	37,019
Issue Discounts	18,750		21,037	7,500
Warrant Discounts	0		0	37,981
Loan Origination Cost Discounts	42,500
First Redwood Convertible Note
Debt amortization			1,418	0
JMJ Financial Convertible Note
Debt amortization			1,096	0
Vis Vires Group, Inc. Convertible Note
Debt amortization	24,183	0	15,265	0
First JMJ Financial Convertible Note
Debt amortization			16,439	0
Adar Bays, LLC Convertible Note
Debt amortization	0	1,958	20,420	0
LG Capital Funding, LLC Convertible Note [Member]
Debt amortization	0	5,372	32,143	0
Typenex Co-Investment, LLC Convertible Note [Member]
Debt amortization	0	12,204	$ 32,137	$ 4,882
Redwood Convertible Note [Member]
Debt amortization	91,075	0
Second JMJ Financial Convertible Note [Member]
Debt amortization	$ 23,904	$ 0